Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.50%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.80%)